                                   SSgA FUNDS

                         SUPPLEMENT DATED MARCH 4, 2003

                      STATEMENTS OF ADDITIONAL INFORMATION

                             DATED DECEMBER 27, 2002


Effective immediately, the following lists the SSgA Funds' trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and other directorships held during the past five years. This information is intended to replace in its entirety the table under "Management of the Fund - Board of Trustees and Officers" appearing in each Statement of Additional Information.

INTERESTED TRUSTEES

NAME, ADDRESS AND AGE     POSITION(S) WITH SSgA       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;                NUMBER OF
                          FUNDS;                      OTHER DIRECTORSHIPS HELD                                    PORTFOLIOS IN FUND
                          LENGTH OF TIME SERVED                                                                   COMPLEX OVERSEEN
                                                                                                                  BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lynn L. Anderson          -  Trustee since 1988       -  Vice Chairman, Frank Russell Company;                    -  25
909 A Street              -  Interested Person of     -  Chairman of the Board, Frank Russell Investment
Tacoma, WA  98402            the SSgA Funds (as          Management Company, Frank Russell Investment Company
Age 63                       defined in the 1940         and Russell Investment Funds;
                             Act) due to his          -  Chairman of the Board and Chief Executive Officer,
                             employment by the           Russell Fund Distributors, Inc. and Frank Russell Trust
                             parent company of the       Company; and
                             Administrator            -  Director, Russell Insurance Agency, Inc., Frank Russell
                          -  Chairman of the Board       Investments (Ireland) Limited, Frank Russell Investment
                             and President               Company plc; Frank Russell Investment Company II plc,
                          -  Member, Governance          Frank Russell Investment Company III plc, Frank Russell
                             Committee                   Institutional Funds plc, Frank Russell Qualifying
                          -  Member, Valuation           Investor Fund, and Frank Russell Investments (Cayman)
                             Committee                   Ltd.

Timothy B. Harbert        -  Trustee since 2003       -  2001 to Present, Chairman and Chief Executive Officer,   -  25
Two International Place   -  Interested person of        State Street Global Advisors;
Boston, MA  02110            the SSgA Funds (as       -  1992 to 2001, President and Chief Operating Officer,
Age 52                       defined in the 1940         State Street Global Advisors;
                             Act) due to his          -  1996 to Present - Executive Vice President, State
                             employment by an            Street  Bank & Trust Company;
                             affiliate of the         -  Director, Citistreet, LLC; State Street Bank, Paris;
                             Advisor                     State Street Global Advisors, Ltd., London; State
                          -  Member,                     Street Global Advisors, GmbH, Munich; State Street
                                                         Global

NAME, ADDRESS AND AGE     POSITION(S) WITH SSgA       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;                NUMBER OF
                          FUNDS;                      OTHER DIRECTORSHIPS HELD                                    PORTFOLIOS IN FUND
                          LENGTH OF TIME SERVED                                                                   COMPLEX OVERSEEN
                                                                                                                  BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                             Governance Committee        Advisors, Canada, Ltd.; State Street Global
                          -  Member, Valuation           Advisors, Australia, Ltd.; State Street Global
                             Committee                   Advisors, Japan, Ltd.; State Street Global Markets,
                                                         LLC; Bentley College;
                                                      -  Chairman of the Board, StreetTracks, LLC; State Street
                                                         Global Advisors Fund Management, LLC; State Street
                                                         Global Advisors, Inc. (Delaware); Bel Air Investment
                                                         Advisors, LLC; and
                                                      -  President and Director, State Street Global Advisors,
                                                         Cayman.


INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE     POSITION(S) WITH SSgA       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;                NUMBER OF
                          FUNDS;                      OTHER DIRECTORSHIPS HELD                                    PORTFOLIOS IN FUND
                          LENGTH OF TIME SERVED                                                                   COMPLEX OVERSEEN
                                                                                                                  BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William L. Marshall       -  Trustee since 1988       -  Chief Executive Officer and President, Wm. L. Marshall   -  25
33 West Court Street      -  Chairman, Audit             Associates, Inc., Wm. L. Marshall Companies, Inc. and
Doylestown, PA 18901         Committee                   the Marshall Financial Group, Inc. (a registered
Age 60                    -  Member, Governance          investment advisor and provider of financial and
                             Committee                   related consulting services);
                          -  Member, Valuation        -  Certified Financial Planner and Member, Financial
                             Committee                   Planners Association; and
                                                      -  Registered Representative and Principal for Securities
                                                         with Cambridge Investment Research, Inc., Fairfield,
                                                         Iowa.

Steven J. Mastrovich      -  Trustee since 1988       -  September 2000 to Present, Global Head of Structured     -  25
623 Clapboardtree Street  -  Member, Audit Committee     Real Estate, J.P. Morgan Investment Management (private
Westwood, MA  02090       -  Member, Governance          real estate investment for clients primarily outside of
Age 46                       Committee                   the US to locate private real estate investments in the
                          -  Member, Valuation           US);
                             Committee                -  January 2000 to September 2000, Managing Director, HSBC
                                                         Securities (USA) Inc.
                                                      -  From 1998 to 2000, President, Key Global Capital,
                                                         Inc.;
                                                      -  From 1997 to 1998, Partner, Squire, Sanders & Dempsey
                                                         (law firm); and
                                                      -  From 1994 to 1997, Partner, Brown, Rudnick, Freed &
                                                         Gesmer (law firm).

Patrick J. Riley          -  Trustee since 1988       -  2003 to Present, Associate Justice, Commonwealth of      -  25
One Corporate Place       -  Member, Audit Committee     Massachusetts Superior Court;
55 Ferncroft Road         -  Member, Governance       -  To 2003, Partner, Riley, Burke & Donahue, L.L.P. (law
Danvers, MA  01923           Committee                   firm); and
                                                      -  Director, SSgA Cash Management Fund plc; and State
                                                         Street Global Advisors Ireland, Ltd.

NAME, ADDRESS AND AGE     POSITION(S) WITH SSgA       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;                NUMBER OF
                          FUNDS;                      OTHER DIRECTORSHIPS HELD                                    PORTFOLIOS IN FUND
                          LENGTH OF TIME SERVED                                                                   COMPLEX OVERSEEN
                                                                                                                  BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Age 54                    -  Member, Valuation
                             Committee

Richard D. Shirk          -  Trustee since 1988       -  March 2001 to April 2002, Chairman, Cerulean Companies,  -  25
1180 Brookgate Way, NE    -  Member, Audit Committee     Inc. (holding company) (Retired);
Atlanta, GA  30319-2877   -  Member, Governance       -  1996 to March 2001, President and Chief Executive
Age 57                       Committee                   Officer, Cerulean Companies, Inc.;
                          -  Member, Valuation        -  1992 to March 2001, President and Chief Executive
                             Committee                   Officer, Blue Cross/Blue Shield of Georgia;
                                                      -  1993 to November 2001, Chairman and Board Member,
                                                         Georgia Caring for Children Foundation (private
                                                         foundation);
                                                      -  November 1998 to Present, Board Member, Healthcare
                                                         Georgia Foundation (private foundation); and
                                                      -  September 2002 to Present, Board Member, Amerigroup
                                                         Corp.

Bruce D. Taber            -  Trustee since 1991       -  Consultant, Computer Simulation, General Electric        -  25
26 Round Top Road         -  Member, Audit Committee     Industrial Control Systems; and
Boxford, MA  01921        -  Member, Governance       -  Director, SSgA Cash Management Fund plc and State
Age 59                       Committee                   Street Global Advisors Ireland, Ltd.
                          -  Member, Valuation
                             Committee

Henry W. Todd             -  Trustee since 1988       -  Chairman, President and CEO, A.M. Todd Group, Inc.;      -  25
150 Domorah Drive         -  Member, Audit Committee  -  President and CEO, Zink & Triest Co., Inc. (dealer in
Montgomeryville, PA       -  Member, Governance          vanilla flavor materials); and
18936                        Committee                -  Director, SSgA Cash Management Fund plc and State
Age 55                    -  Member, Valuation           Street Global Advisors Ireland, Ltd.
                             Committee

PRINCIPAL OFFICERS

NAME, ADDRESS AND AGE     POSITION(S) WITH SSgA       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER DIRECTORSHIPS HELD
                          FUNDS;
                          LENGTH OF TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
Agustin J. Fleites        -  Principal Executive      -  2001 to Present, Senior Principal, State Street Global Advisors; President,
Two International Place      Officer and Chief           SSgA Funds Management, Inc.; Managing Director, Advisor Strategies;
Boston, MA  02110            Executive Officer        -  1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and
Age 37                       since 2003                  SSgA Latin America; and
                                                      -  1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold         -  Vice President           -  Director - Global Regulatory Policy and Assistant Secretary, Frank Russell

NAME, ADDRESS AND AGE     POSITION(S) WITH SSgA       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER DIRECTORSHIPS HELD
                          FUNDS;
                          LENGTH OF TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
909 A Street                 and Secretary               Company;
Tacoma, WA  98402            since 1994               -  Assistant Secretary and Associate General Counsel, Frank Russell Investment
Age 45                                                   Management Company, Frank Russell Capital Inc., and Frank Russell
                                                         Investments (Delaware), Inc.;
                                                      -  Assistant Secretary and Associate General Counsel, Russell Fund
                                                         Distributors, Inc.
                                                      -  Director, Secretary and Associate General Counsel, Frank Russell
                                                         Securities, Inc.;
                                                      -  Secretary, Frank Russell Canada Limited/Limitee.

James Ross                -  Vice President since     -  2001 to Present, Principal, SSgA Funds Management, Inc.;
One International Place      2002                     -  2000 to Present, Principal, State Street Global Advisors;
Boston, MA  02110                                     -  1992 to 2000, Vice President, State Street Corporation;
Age 37                                                -  2000 to Present, Vice President, streetTRACKS Series Trust.

Mark E. Swanson           -  Treasurer and            -  Director - Investment Operations, Frank Russell Investment Management
909 A Street                 Principal Accounting        Company and Frank Russell Trust Company; and
Tacoma, WA  98402            Officer since 2000       -  Treasurer and Chief Accounting Officer, Frank Russell Investment Company
Age 39                                                   and Russell Investment Funds.